OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial assets
Loans to an unrelated company (i)	83,600	87,200	12,022
Deposits	790	556	76
Others	1,000	1,000	138
	85,390	88,756	12,236

Staff advance	237	249	35
Others	90	87	12
	327	336	47

Impairment allowance	(2,984)	(9,813)	(1,353)

Total	82,733	79,279	10,930

(i)	The balance as of June 30, 2023 consisted of a loan in the amount of CNY80,000 (US$11,029) and the corresponding interest receivable amounted to CNY7,200 (US$993) from an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was extended for another year to June 30, 2024 when it was due to mature on June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Financial assets
Loans to unrelated companies (i)	83,600	83,600	12,120
Deposits	863	790	114
Others	1,000	1,000	145
Financials asset	85,463	85,390	12,379

Staff advance	697	237	34
Others	280	90	13
Total amount	977	327	47

Impairment allowance	(239)	(2,984)	(433)

Total	86,201	82,733	11,993

(i)	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.

Schedule of movements in the loss allowance for other receivables

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Beginning of the year	—	239	36
Provision for expected credit losses, net	239	2,745	397

End of the year	239	2,984	433